Short-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Short-Term Debt

NOTE 13: SHORT-TERM DEBT

Short-term debt consists of the following:

	30-Sep-21	30-Jun-21	31-Dec-20
Note Payable to Grass is Greener, LLC			200,000

Note Payable to Qualcan Canada bearing no interest.
Repayment of the note could be in cash or stock.
Holder of the note does not have any right to convert.	501,509	501,509	517,437

Note Payable to Medifarm, LLC		2,800,000	2,800,000

Balance Payable to Medifarm, LLC			1,941,410

Note Payable to Medifarm I, LLC	4,200,000	4,200,000

Total Short term Notes Payable	4,701,509	7,501,509	5,458,847

NOTE 14: SHORT-TERM DEBT

Short-term debt consists of the following as of December 31:

	2020	2019
Note Payable to Grass is Greener, LLC, upon receiving financing for the acquisition of Blum and completion of .80 financing round or 6 months from issuing note whichever comes first bearing interest at 12% per annum, with an option of conversion to shares in .80 financing round, unsecured.	-	200,000

Note Payable to Qualcan Canada bearing no interest. Repayment of the note could be in cash or company’s stock at such time and place to be decided by the board of directors. Holder of the note does not have any right to conversion.	501,509	517,437

Note Payable to Medifarm LLC, on closing of purchase agreement entered, due within 12 months from issued date bearing interest at 5% per annum, secured.	2,800,000	2,800,000

Balance Payable to Medifarm LLC, on closing of purchase agreement entered, is being presented as due on demand, bearing no interest.	-	1,941,410

Note Payable to Medifarm I LLC, on closing of purchase agreement entered, due within 12 months from issued date bearing interest at 5% per annum, secured.	4,200,000	-

Total Short-term Notes Payable	$7,501,509	5,458,847

As presented in Note 21, the company effected a stock split which was approved by Board of Directors on September 8, 2019 and initially filed with the Secretary of State of Nevada on September 10, 2020 (the “Stock Split”). The number of common voting shares of Qualcan Canada into which the Note Payable to Qualcan Canada (the “Note”) is convertible already accounted for the effect of the Stock Split. There is no further adjustment to the number of shares into which the Note may be converted as a result of the Stock Split.